RELATED PARTY TRANSACTIONS (Details 1) - CAD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Interest charged on amounts due to related parties	$ 8	$ 1,110
Rent charged by entities with common directors (note 11)	9,000	9,000
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 11)	12,204	11,600
Total expenses	$ 21,212	$ 21,770